Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Expense [Abstract]
Schedule of Major Components of Income Tax Expense Recognized in Profit or Loss

The major components of income tax expense recognized in profit or loss for the years ended March 31, 2024, 2025 and 2026 were:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Current income tax
Current year’s provision	223,455	149,467	213,299
Over provision in respect of prior years	—	(114,028)	—
	223,455	35,439	213,299
Deferred taxation
Current year (Note 6)	(45,354)	(16,158)	(18,519)
	178,101	19,281	194,780

Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate

A reconciliation between tax expense and the product of accounting profits multiplied by Cambodia income tax rate for the financial years ended March 31, 2024, 2025, and 2026 were as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Profit before income tax	1,297,633	228,954	430,405

Tax calculated at tax rate of 20% (2025: 20%)	259,527	45,791	86,081

Effects of:
Income not subject to tax	(27,286)	—	(29,787)
Expenses not deductible for tax purposes	34,759	90,753	178,110
Utilization of deferred tax assets previously not recognized	(112,077)	(129,959)	(142,816)
Effect of minimum tax rates in Cambodia	46,472	149,467	147,857
Tax concessions and deductions	—	—	(21,154)
Over provision in respect of prior year	—	(114,028)	—
Different tax rates in foreign jurisdiction	(23,294)	(22,743)	(23,511)
	178,101	19,281	194,780